LEASES - Gross Difference (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Gross Difference
Total lease payments	$ 23,971
Less: Present value discount	(1,045)
Total discounted lease payments	22,926	$ 28,883
Current portion of lease liabilities	13,664	10,618
Non-current operating lease liabilities	$ 9,262	$ 18,265